8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of warrant transactions (Details) - Warrants - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,575,565	2,004,965	429,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.00	$ 1.07	$ 1.82
Share based compensation arrangement by share-based payment award, Options amended (old)	0	0	(138,900)
Share based compensation arrangement by share-based payment award, Options amended (old), exercise price	$ 0	$ 0	$ (2.50)
Share based compensation arrangement by share-based payment award, Options amended (new)	0	0	138,900
Share based compensation arrangement by share-based payment award, Options amended (new), exercise price	$ 0	$ 0	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0	1,575,565
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	(355,900)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 1.41	$ 0
Warrants exercised, Shares	(1,575,565)	(73,500)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 1.00	$ 1.00	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	0	1,575,565	2,004,965
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0	$ 1.00	$ 1.07